CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
OPERATING ACTIVITIES
Net loss	$ (64,552)	$ (1,136,693)
Adjustments to reconcile net loss to net cash used in operating activities:
Shares issued for services
Depreciation	$ 3,993	$ 166,373
Changes in operating assets and liabilities
Accounts receivable	12,721	(5,877)
Inventory	56,237	(27,762)
Deposits	102,577	16,900
Accounts payable	(108,111)	38,235
Accrued expenses	(685,716)	319,026
Net Cash Used in Operating Activities	(682,851)	(629,798)
INVESTING ACTIVITIES
Disposal of fixed asset	233,289	53,645
Net Cash Provided By (Used In) Investing Activities	233,289	53,645
FINANCING ACTIVITIES
Proceeds from notes payable	526,709	550,333
Repayment of notes payable	(13,785)
Common stock issued for cash	80,738
Proceeds from related party notes payable		17,724
Bank overdraft		2,589
Repayment on the leases payable	(48,301)	(24,517)
Repayment of note payable - related party	(93,000)
Net Cash Provided by Financing Activities	(30,024)	546,129
NET INCREASE (DECREASE) IN CASH	30,024	(30,024)
CASH AT BEGINNING OF PERIOD		30,024
CASH AT END OF PERIOD
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
CASH PAID FOR: Interest	80,619	76,820
NON CASH FINANCING ACTIVITIES:
Issuance of shares for debt conversion		$ 160,000